Inventories	6 Months Ended
Dec. 31, 2018
Inventories
Inventories

17Inventories

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Finished goods	2,610	1,416	1,918

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2018 amounted to £4,769,000 (year ended 30 June 2018: £8,450,000; six months ended 31 December 2017: £5,223,000).